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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                March 31, 1999

Check here if Amendment  [ ]                    Amendment No.:    _______
      This Amendment (Check only one):          [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bayard D. Waring
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Bayard D. Waring
Title:  Trustee
Phone:  781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring       Wellesley, Massachusetts      January 10, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $4890 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.      Name

1.       28-05993               Philip B. Waring



                                      -2-


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               FORM 13F INFORMATION TABLE

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

             COLUMN 1                     COLUMN 2              COLUMN 3          COLUMN 4                 COLUMN 5

          Name of Issuer               Title of Class            CUSIP             Value           Shrs or        Sh/ Put/
                                                                                 (X $1000)         Prn Amt        Prn Call
American Power Conversion Corp             Common              029066107             108           4,000            SH

Amerigas Partners Common Units             Common              030975106              80           4,000            SH

Applied Materials Inc                      Common              038222105             185           3,000            SH

Baker Hughes                               Common              057224107              49           2,000            SH

Cendant Corp Income
Prides 7.5% Conv PFD                       Preferred           151313301             115           4,000            SH

Cisco Systems Inc                          Common              17275R102             438           4,000            SH

Compaq Computer Corp                       Common              204493100              95           3,000            SH

Dell Computer Corp                         Common              247025109             164           4,000            SH

Delphi Automotive                          Common              247126105              18           1,000            SH

Diamond Offshore                           Common              252716102              63           2,000            SH

Duff & Phelps Util & Corp BD TR            Common              26432K108              75           5,000            SH

Elan PLC                                   Common              284131208             140           2,000            SH

EMC                                        Common              268648102             511           4,000            SH

Executive Telecard Ltd                     Common              301601100               6           2,000            SH

Global Marine                              Common              379352404              35           3,000            SH

Halliburton                                Common              406216101             116           3,000            SH

Intel Corp                                 Common              458140100             238           2,000            SH

Kinder Morgan Energy
Partners LP Unit LTD                       Common              494550106              69           2,000            SH

Lakehead Pipe Line
Partners LP Pref Unit                      Common              511557100              90           2,000            SH

Lucent Technologies Inc                    Common              549463107             216           2,000            SH

MCI Worldcom                               Common              55268B106             354           4,000            SH

Meditrust                                  Common              58501T306              50           4,000            SH

Mellon Bank Corp                           Common              585509102             211           3,000            SH

New Plan Excel Realty Trust, Inc.          Common              648053106              58           3,000            SH

Nextel                                     Common              65332V103             147           4,000            SH

Oracle Corp                                Common              68389X105              79           3,000            SH

Pfizer                                     Common              717081103             416           3,000            SH

Schlumberger                               Common              806857108             120           2,000            SH

State Street Corp                          Common              857477103             247           3,000            SH

Sun Microsystems Inc                       Common              866810104             375           3,000            SH

UST Corp                                   Common              902900109              22           1,000            SH


                                                                                      4,890

             COLUMN 1                        COLUMN 6               COLUMN 7                   COLUMN 8

          Name of Issuer                    Investment                Other                 Voting Authority
                                            Discretion              Managers             Sole    Shared    None
American Power Conversion Corp            Shared - Other                1               4,000

Amerigas Partners Common Units            Shared - Other                1               4,000

Applied Materials Inc                     Shared - Other                1               3,000

Baker Hughes                              Shared - Other                1               2,000

Cendant Corp Income
Prides 7.5% Conv PFD                      Shared - Other                1               4,000

Cisco Systems Inc                         Shared - Other                1               4,000

Compaq Computer Corp                      Shared - Other                1               3,000

Dell Computer Corp                        Shared - Other                1               4,000

Delphi Automotive                         Shared - Other                1               1,000

Diamond Offshore                          Shared - Other                1               2,000

Duff & Phelps Util & Corp BD TR           Shared - Other                1               5,000

Elan PLC                                  Shared - Other                                2,000

EMC                                       Shared - Other                1               4,000

Executive Telecard Ltd                    Shared - Other                1               2,000

Global Marine                             Shared - Other                1               3,000

Halliburton                               Shared - Other                1               3,000

Intel Corp                                Shared - Other                1               2,000

Kinder Morgan Energy
Partners LP Unit LTD                      Shared - Other                1               2,000

Lakehead Pipe Line
Partners LP Pref Unit                     Shared - Other                1               2,000

Lucent Technologies Inc                   Shared - Other                1               2,000

MCI Worldcom                              Shared - Other                1               4,000

Meditrust                                 Shared - Other                1               4,000

Mellon Bank Corp                          Shared - Other                1               3,000

New Plan Excel Realty Trust, Inc.         Shared - Other                1               3,000

Nextel                                    Shared - Other                1               4,000

Oracle Corp                               Shared - Other                1               3,000

Pfizer                                    Shared - Other                1               3,000

Schlumberger                              Shared - Other                1               2,000

State Street Corp                         Shared - Other                1               3,000

Sun Microsystems Inc                      Shared - Other                1               3,000

UST Corp                                  Shared - Other                1               1,000
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